Loans (Tables)	12 Months Ended
Dec. 31, 2022
Loans [Abstract]
Components of Loans by Industry Classification IFRS 9 [text block table]	in € m. Dec 31, 2022 Dec 31, 2021 Agriculture, forestry and fishing 526 647 Mining and quarrying 2,679 3,006 Manufacturing 32,352 36,820 Electricity, gas, steam and air conditioning supply 5,103 4,819 Water supply, sewerage, waste management and remediation activities 725 681 Construction 4,494 4,651 Wholesale and retail trade, repair of motor vehicles and motorcycles 22,605 22,444 Transport and storage 6,067 6,067 Accommodation and food service activities 1,972 2,272 Information and communication 7,783 7,387 Financial and insurance activities 121,333 111,239 Real estate activities 49,671 43,220 Professional, scientific and technical activities 7,137 7,022 Administrative and support service activities 7,922 10,324 Public administration and defense, compulsory social security 5,977 7,076 Education 249 225 Human health services and social work activities 4,554 4,005 Arts, entertainment and recreation 1,180 1,068 Other service activities 5,778 5,261 Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use 221,099 213,186 Activities of extraterritorial organizations and bodies 1 1 Gross loans 509,208 491,421 (Deferred expense)/unearned income 131 227 Loans less (deferred expense)/unearned income 509,077 491,194 Less: Allowance for loan losses 4,848 4,779 Total loans 504,229 486,416